Additional Information - Condensed Financial Statements of the Company (Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	680,000,000	680,000,000
Ordinary shares, shares issued and outstanding	254,909,790	253,250,854
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	320,000,000	320,000,000
Ordinary shares, shares issued and outstanding	317,325,360	317,325,360
Parent Company [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	680,000,000	680,000,000
Ordinary shares, shares issued and outstanding	254,909,790	253,250,854
Parent Company [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	320,000,000	320,000,000
Ordinary shares, shares issued and outstanding	317,325,360	317,325,360